CONVERTIBLE NOTES - Movement in debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Feb. 14, 2017
CONVERTIBLE NOTES
Opening balance	$ 76,582
Face value of convertible notes			$ 100,000
Transaction costs associated with convertible notes		$ (4,205)
Equity component of convertible notes, net of allocated transaction costs		(24,110)
Accretion of convertible notes	5,568	4,897
Ending balance	$ 82,150	$ 76,582